Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	$ 4,700	$ 476	$ 615
IIA royalties		94	69
Other current liabilities		$ 570	$ 684